Shareholder Report, Line Graph (Details) - USD ($)					6 Months Ended	8 Months Ended		12 Months Ended		18 Months Ended	20 Months Ended		24 Months Ended	30 Months Ended	32 Months Ended		36 Months Ended	42 Months Ended	44 Months Ended		48 Months Ended	54 Months Ended	56 Months Ended		60 Months Ended	66 Months Ended	68 Months Ended		72 Months Ended	78 Months Ended	80 Months Ended		84 Months Ended	90 Months Ended	92 Months Ended		96 Months Ended	102 Months Ended	108 Months Ended	114 Months Ended	120 Months Ended
	Apr. 30, 2018	Apr. 17, 2018	Jun. 27, 2016	Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2018	Dec. 31, 2025	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2025
C000159640
Account Value [Line Items]
Line Graph and Table Measure Name								Class A Including sale charges
Accumulated Value			$ 9,450		$ 9,515					$ 10,685				$ 9,690				$ 12,715				$ 12,209				$ 14,181				$ 13,100				$ 13,726				$ 15,238		$ 17,558
C000159641
Account Value [Line Items]
Line Graph and Table Measure Name								Class C Including sale charges
Accumulated Value			9,900		9,930					11,068				9,965				12,986				12,364				14,253				13,071				13,588				14,983		17,120
C000025609
Account Value [Line Items]
Line Graph and Table Measure Name								Class A Including sale charges
Accumulated Value				$ 9,450					$ 9,960				$ 10,170				$ 9,622				$ 12,075				$ 11,125				$ 16,056				$ 11,549				$ 13,464		$ 14,279		$ 14,199
C000025611
Account Value [Line Items]
Line Graph and Table Measure Name								Class C Including sale charges
Accumulated Value				9,900					10,352				10,495				9,853				12,279				11,233				16,076				11,488				13,284		13,986		13,789
C000050444
Account Value [Line Items]
Line Graph and Table Measure Name								Class A Including sale charges
Accumulated Value				9,450					9,539				12,291				10,219				12,125				13,311				14,911				12,621				15,140		16,047		22,297
C000050445
Account Value [Line Items]
Line Graph and Table Measure Name								Class C Including sale charges
Accumulated Value				9,900					9,911				12,671				10,468				12,325				13,423				14,925				12,543				14,923		15,704		21,671
C000025603
Account Value [Line Items]
Line Graph and Table Measure Name								Class A Including sale charges
Accumulated Value				9,450					10,312				12,362				11,354				14,247				16,685				21,490				17,083				21,082		26,475		30,443
C000025605
Account Value [Line Items]
Line Graph and Table Measure Name								Class C Including sale charges
Accumulated Value				9,900					10,729				12,758				11,629				14,483				16,844				21,530				16,983				20,804		25,932		29,594
C000107193
Account Value [Line Items]
Line Graph and Table Measure Name								Class A Including sale charges
Accumulated Value				9,450					9,367				9,581				9,354				9,568				10,202				10,675				12,819				12,283		11,631		11,656
C000107194
Account Value [Line Items]
Line Graph and Table Measure Name								Class C Including sale charges
Accumulated Value				9,900					9,741				9,881				9,577				9,721				10,295				10,677				12,733				12,126		11,377		11,321
MSCI® ACWI Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name								MSCI<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> ACWI Index (Net, USD, Unhedged)
Accumulated Value			10,000		11,211					13,898				12,590				15,940				18,530				21,965				17,932				21,913				25,746		31,498
MSCI® ACWI Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name								MSCI<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> ACWI Index (Net, USD, Unhedged)
Accumulated Value			10,000		11,211					13,898				12,590				15,940				18,530				21,965				17,932				21,913				25,746		31,498
MSCI® ACWI Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name								MSCI<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> ACWI Index (Net, USD, Unhedged)
Accumulated Value			1,000,000		1,121,100					1,389,828				1,259,045				1,593,951				1,852,968				2,196,508				1,793,229				2,191,326				2,574,589		3,149,752
MSCI® ACWI Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name								MSCI<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> ACWI Index (Net, USD, Unhedged)
Accumulated Value			10,000		11,211					13,898				12,590				15,940				18,530				21,965				17,932				21,913				25,746		31,498
MSCI® ACWI Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name								MSCI<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> ACWI Index (Net, USD, Unhedged)
Accumulated Value			10,000		11,211					13,898				12,590				15,940				18,530				21,965				17,932				21,913				25,746		31,498
MSCI® ACWI Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name								MSCI<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> ACWI Index (Net, USD, Unhedged)
Accumulated Value		$ 10,000				$ 8,955						$ 11,337			$ 13,179					$ 15,623				$ 12,754				$ 15,586			$ 18,312					$ 22,403
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name								S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value				10,000					11,196				13,640				13,043				17,150				20,305				26,135				21,402				27,029		33,791		39,833
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name								S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value				10,000					11,196				13,640				13,043				17,150				20,305				26,135				21,402				27,029		33,791		39,833
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name								S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value				1,000,000					1,119,600				1,364,009				1,304,265				1,714,978				2,030,534				2,613,501				2,140,196				2,702,853		3,379,107		3,983,291
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name								S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value				10,000					11,196				13,640				13,043				17,150				20,305				26,135				21,402				27,029		33,791		39,833
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name								S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value				10,000					11,196				13,640				13,043				17,150				20,305				26,135				21,402				27,029		33,791		39,833
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name								S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value				10,000					11,196				13,640				13,043				17,150				20,305				26,135				21,402				27,029		33,791		39,833
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name								S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value				10,000					11,196				13,640				13,043				17,150				20,305				26,135				21,402				27,029		33,791		39,833
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name								S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000				9,394						12,352			14,625					18,824				15,415				19,467			24,338					28,690
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
Accumulated Value				10,000					10,395				10,711				10,900				11,795				12,454				12,281				10,903				11,682		12,079		12,666
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
Accumulated Value				10,000					10,395				10,711				10,900				11,795				12,454				12,281				10,903				11,682		12,079		12,666
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
Accumulated Value				1,000,000					1,039,500				1,071,101				1,089,952				1,179,546				1,245,365				1,228,054				1,090,267				1,168,221		1,207,940		1,266,646
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
Accumulated Value				10,000					10,395				10,711				10,900				11,795				12,454				12,281				10,903				11,682		12,079		12,666
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
Accumulated Value	$ 10,000						$ 10,226				$ 11,067					$ 11,684			$ 11,522				$ 10,229				$ 10,960					$ 11,333			$ 11,884
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
Accumulated Value				10,000					10,395				10,711				10,900				11,795				12,454				12,281				10,903				11,682		12,079		12,666
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
Accumulated Value		10,000				10,193						11,031			11,646					11,485				10,196				10,925			11,296					11,845
Dow Jones Brookfield Global Infrastructure Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name								Dow Jones Brookfield Global Infrastructure Index (Net, USD, Unhedged)
Accumulated Value			10,000		10,227					11,842				10,910				14,040				13,061				15,657				14,620				15,280				16,804		19,174
Dow Jones Brookfield Global Infrastructure Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name								Dow Jones Brookfield Global Infrastructure Index (Net, USD, Unhedged)
Accumulated Value			10,000		10,227					11,842				10,910				14,040				13,061				15,657				14,620				15,280				16,804		19,174
Dow Jones Brookfield Global Infrastructure Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name								Dow Jones Brookfield Global Infrastructure Index (Net, USD, Unhedged)
Accumulated Value			1,000,000		1,022,700					1,184,184				1,090,989				1,403,994				1,306,135				1,565,665				1,462,018				1,527,955				1,680,444		1,917,387
Dow Jones Brookfield Global Infrastructure Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name								Dow Jones Brookfield Global Infrastructure Index (Net, USD, Unhedged)
Accumulated Value			10,000		10,227					11,842				10,910				14,040				13,061				15,657				14,620				15,280				16,804		19,174
Dow Jones Brookfield Global Infrastructure Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name								Dow Jones Brookfield Global Infrastructure Index (Net, USD, Unhedged)
Accumulated Value			$ 10,000		$ 10,227					$ 11,842				$ 10,910				$ 14,040				$ 13,061				$ 15,657				$ 14,620				$ 15,280				$ 16,804		$ 19,174
Dow Jones Brookfield Global Infrastructure Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name								Dow Jones Brookfield Global Infrastructure Index (Net, USD, Unhedged)
Accumulated Value		10,000				9,496						12,220			11,369					13,628				12,725				13,299			14,627					16,689
FTSE NAREIT All Equity REITs Index (Total Return, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name								FTSE NAREIT All Equity REITs Index (Total Return, USD, Unhedged)
Accumulated Value				10,000					10,863				11,805				11,328				14,574				13,828				19,539				14,664				16,330		17,134		17,523
Wilshire U.S. Real Estate Securities Index (Total Return, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name								Wilshire U.S. Real Estate Securities Index (Total Return, USD, Unhedged)
Accumulated Value				10,000					10,764				11,287				10,746				13,510				12,435				18,169				13,306				15,460		16,876		17,461
FTSE NAREIT All Equity REITs Index (Total Return, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name								FTSE NAREIT All Equity REITs Index (Total Return, USD, Unhedged)
Accumulated Value				10,000					10,863				11,805				11,328				14,574				13,828				19,539				14,664				16,330		17,134		17,523
Wilshire U.S. Real Estate Securities Index (Total Return, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name								Wilshire U.S. Real Estate Securities Index (Total Return, USD, Unhedged)
Accumulated Value				10,000					10,764				11,287				10,746				13,510				12,435				18,169				13,306				15,460		16,876		17,461
FTSE NAREIT All Equity REITs Index (Total Return, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name								FTSE NAREIT All Equity REITs Index (Total Return, USD, Unhedged)
Accumulated Value				1,000,000					1,086,300				1,180,482				1,132,791				1,457,449				1,382,827				1,953,935				1,466,428				1,633,014		1,713,359		1,752,252
Wilshire U.S. Real Estate Securities Index (Total Return, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name								Wilshire U.S. Real Estate Securities Index (Total Return, USD, Unhedged)
Accumulated Value				1,000,000					1,076,352				1,128,742				1,074,550				1,351,029				1,243,491				1,816,898				1,330,644				1,546,034		1,687,601		1,746,081
FTSE NAREIT All Equity REITs Index (Total Return, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name								FTSE NAREIT All Equity REITs Index (Total Return, USD, Unhedged)
Accumulated Value				10,000					10,863				11,805				11,328				14,574				13,828				19,539				14,664				16,330		17,134		17,523
Wilshire U.S. Real Estate Securities Index (Total Return, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name								Wilshire U.S. Real Estate Securities Index (Total Return, USD, Unhedged)
Accumulated Value				10,000					10,764				11,287				10,746				13,510				12,435				18,169				13,306				15,460		16,876		17,461
FTSE NAREIT All Equity REITs Index (Total Return, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name								FTSE NAREIT All Equity REITs Index (Total Return, USD, Unhedged)
Accumulated Value				10,000					10,863				11,805				11,328				14,574				13,828				19,539				14,664				16,330		17,134		17,523
Wilshire U.S. Real Estate Securities Index (Total Return, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name								Wilshire U.S. Real Estate Securities Index (Total Return, USD, Unhedged)
Accumulated Value				10,000					10,764				11,287				10,746				13,510				12,435				18,169				13,306				15,460		16,876		17,461
FTSE NAREIT All Equity REITs Index (Total Return, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name								FTSE NAREIT All Equity REITs Index (Total Return, USD, Unhedged)
Accumulated Value				10,000					10,863				11,805				11,328				14,574				13,828				19,539				14,664				16,330		17,134		17,523
Wilshire U.S. Real Estate Securities Index (Total Return, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name								Wilshire U.S. Real Estate Securities Index (Total Return, USD, Unhedged)
Accumulated Value				10,000					10,764				11,287				10,746				13,510				12,435				18,169				13,306				15,460		16,876		17,461
FTSE NAREIT All Equity REITs Index (Total Return, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name								FTSE NAREIT All Equity REITs Index (Total Return, USD, Unhedged)
Accumulated Value				10,000					10,863				11,805				11,328				14,574				13,828				19,539				14,664				16,330		17,134		17,523
Wilshire U.S. Real Estate Securities Index (Total Return, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name								Wilshire U.S. Real Estate Securities Index (Total Return, USD, Unhedged)
Accumulated Value				10,000					10,764				11,287				10,746				13,510				12,435				18,169				13,306				15,460		16,876		17,461
FTSE NAREIT All Equity REITs Index (Total Return, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name								FTSE NAREIT All Equity REITs Index (Total Return, USD, Unhedged)
Accumulated Value		10,000				10,228						13,159			12,486					17,642				13,240				14,745			15,470					15,821
Wilshire U.S. Real Estate Securities Index (Total Return, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name								Wilshire U.S. Real Estate Securities Index (Total Return, USD, Unhedged)
Accumulated Value		10,000				10,214						12,842			11,820					17,270				12,648				14,696			16,041					16,597
MSCI EAFE Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name								MSCI EAFE Index (Net, USD, Unhedged)
Accumulated Value				10,000					10,100				12,628				10,887				13,283				14,321				15,934				13,632				16,118		16,734		21,958
MSCI EAFE Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name								MSCI EAFE Index (Net, USD, Unhedged)
Accumulated Value				10,000					10,100				12,628				10,887				13,283				14,321				15,934				13,632				16,118		16,734		21,958
MSCI EAFE Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name								MSCI EAFE Index (Net, USD, Unhedged)
Accumulated Value				1,000,000					1,010,000				1,262,803				1,088,662				1,328,277				1,432,148				1,593,408				1,363,161				1,611,801		1,673,372		2,195,799
MSCI EAFE Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name								MSCI EAFE Index (Net, USD, Unhedged)
Accumulated Value				10,000					10,100				12,628				10,887				13,283				14,321				15,934				13,632				16,118		16,734		21,958
MSCI EAFE Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name								MSCI EAFE Index (Net, USD, Unhedged)
Accumulated Value	10,000						8,560				10,444					11,261			12,529				10,718				12,673					13,157			17,265
MSCI EAFE Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name								MSCI EAFE Index (Net, USD, Unhedged)
Accumulated Value		10,000				8,548						10,429			11,245					12,511				10,703				12,656			13,139					17,241
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value				10,000					11,274				13,656				12,941				16,955				20,497				25,756				20,808				26,210		32,451		38,016
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value				10,000					11,274				13,656				12,941				16,955				20,497				25,756				20,808				26,210		32,451		38,016
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value				1,000,000					1,127,400				1,365,620				1,294,061				1,695,479				2,049,664				2,575,608				2,080,834				2,621,019		3,245,083		3,801,615
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value				10,000					11,274				13,656				12,941				16,955				20,497				25,756				20,808				26,210		32,451		38,016
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value				10,000					11,274				13,656				12,941				16,955				20,497				25,756				20,808				26,210		32,451		38,016
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000						9,501				12,448					15,049			18,910				15,277				19,244					23,825			27,911
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000				9,299						12,184			14,729					18,508				14,953				18,834			23,319					27,318
ICE BofAML Three-Month U.S. Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name								ICE BofAML Three-Month U.S. Treasury Bill Index
Accumulated Value				10,000					10,033				10,119				10,309				10,544				10,614				10,619				10,775				11,314		11,908		12,406
ICE BofAML Three-Month U.S. Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name								ICE BofAML Three-Month U.S. Treasury Bill Index
Accumulated Value				10,000					10,033				10,119				10,309				10,544				10,614				10,619				10,775				11,314		11,908		12,406
ICE BofAML Three-Month U.S. Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name								ICE BofAML Three-Month U.S. Treasury Bill Index
Accumulated Value				1,000,000					1,003,300				1,011,928				1,030,851				1,054,355				1,061,419				1,061,950				1,077,454				1,131,435		1,190,835		1,240,612
ICE BofAML Three-Month U.S. Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name								ICE BofAML Three-Month U.S. Treasury Bill Index
Accumulated Value				10,000					10,033				10,119				10,309				10,544				10,614				10,619				10,775				11,314		11,908		12,406
ICE BofAML Three-Month U.S. Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name								ICE BofAML Three-Month U.S. Treasury Bill Index
Accumulated Value	$ 10,000						$ 10,138				$ 10,369					$ 10,439			$ 10,444				$ 10,596				$ 11,127					$ 11,711			$ 12,201
ICE BofAML Three-Month U.S. Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name								ICE BofAML Three-Month U.S. Treasury Bill Index
Accumulated Value				$ 10,000					$ 10,033				$ 10,119				$ 10,309				$ 10,544				$ 10,614				$ 10,619				$ 10,775				$ 11,314		$ 11,908		$ 12,406
ICE BofAML Three-Month U.S. Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name								ICE BofAML Three-Month U.S. Treasury Bill Index
Accumulated Value		$ 10,000				$ 10,144						$ 10,375			$ 10,445					$ 10,450				$ 10,603				$ 11,134			$ 11,718					$ 12,208